Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 4,612	$ 4,532
Long-term inventory	1,979	1,476
Spare parts included in noncurrent inventory	1,326	1,401
Obsolescence provision	1,041	205
Provision for damages, obsolete, excess and slow-moving inventory	133	283
Amount of inventory write-down	$ 1,174	$ 488
Minimum [Member]
Long Term Inventory [Line Items]
Customer support, term	7 years
Maximum [Member]
Long Term Inventory [Line Items]
Customer support, term	10 years